SCHEDULE OF OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss on disposal of property, plant and equipment		$ 946,204
Other expenses		29,266	9,796
Other Expense		$ 975,470	$ 9,796